Significant Accounting Policies - Schedule of Revenue Percentage by Major Customer (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Charterer A [Member]
Policyholder Account Balance [Line Items]
Major customer percentage	12.00%	13.00%	15.00%
Charterer B [Member]
Policyholder Account Balance [Line Items]
Major customer percentage	9.00%	11.00%	10.00%
Charterer C [Member]
Policyholder Account Balance [Line Items]
Major customer percentage	9.00%	10.00%	10.00%